Segment information - Segment EBITA and Segment EBITDA (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Revenue	¥ 509,711	$ 71,985	¥ 376,844	¥ 250,266
Income (Loss) from operations	91,430	12,912	57,084	69,314
Add: share-based compensation expense	31,742		37,491	20,075
Add: amortization and impairment of intangible assets	13,388	1,891	10,727	7,120
Add: impairment of goodwill	576	$ 81	0	494
Add: settlement of U.S. federal class action lawsuit			1,679
Core commerce
Revenue	436,104		323,400	214,020
Cloud computing
Revenue	40,016		24,702	13,390
Digital media and entertainment
Revenue	29,094		24,286	19,564
Add: impairment of goodwill	576
Innovation initiatives and others
Revenue	4,497		4,456	3,292
Total segments
Revenue	509,711		376,844	250,266
Income (Loss) from operations	103,727		71,963	78,617
Add: share-based compensation expense	27,498		30,788	16,589
Add: amortization and impairment of intangible assets	13,230		10,491	6,794
Adjusted EBITA	144,455		113,242	102,000
Total segments | Core commerce
Revenue	436,104		323,400	214,020
Income (Loss) from operations	138,631		109,312	102,743
Add: share-based compensation expense	15,427		17,694	8,466
Add: amortization and impairment of intangible assets	11,742		9,161	2,891
Adjusted EBITA	¥ 165,800		¥ 136,167	¥ 114,100
Adjusted EBITA margin	38.00%	38.00%	42.00%	53.00%
Total segments | Cloud computing
Revenue	¥ 40,016		¥ 24,702	¥ 13,390
Income (Loss) from operations	(7,016)		(5,508)	(3,085)
Add: share-based compensation expense	5,577		4,332	2,274
Add: amortization and impairment of intangible assets	25		18	12
Adjusted EBITA	¥ (1,414)		¥ (1,158)	¥ (799)
Adjusted EBITA margin	(4.00%)	(4.00%)	(5.00%)	(6.00%)
Total segments | Digital media and entertainment
Revenue	¥ 29,094		¥ 24,286	¥ 19,564
Income (Loss) from operations	(15,389)		(20,523)	(14,345)
Add: share-based compensation expense	2,566		3,035	2,165
Add: amortization and impairment of intangible assets	1,377		1,262	3,693
Adjusted EBITA	¥ (11,446)		¥ (16,226)	¥ (8,487)
Adjusted EBITA margin	(39.00%)	(39.00%)	(67.00%)	(43.00%)
Total segments | Innovation initiatives and others
Revenue	¥ 4,497		¥ 4,456	¥ 3,292
Income (Loss) from operations	(12,499)		(11,318)	(6,696)
Add: share-based compensation expense	3,928		5,727	3,684
Add: amortization and impairment of intangible assets	86		50	198
Adjusted EBITA	¥ (8,485)		¥ (5,541)	¥ (2,814)
Adjusted EBITA margin	(189.00%)	(189.00%)	(124.00%)	(85.00%)
Unallocated
Income (Loss) from operations	¥ (12,297)		¥ (14,879)	¥ (9,303)
Add: share-based compensation expense	4,244		6,703	3,486
Add: amortization and impairment of intangible assets	158		236	326
Add: impairment of goodwill	576			494
Add: settlement of U.S. federal class action lawsuit			1,679
Adjusted EBITA	¥ (7,319)		¥ (6,261)	¥ (4,997)